OTHER INCOME/(EXPENSES), NET (Schedule Of Other Nonoperating Income/Expense) (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Guarantee income	¥ 24,803,444	¥ 0
Donations	(1,087,567)	(376,950)
Total	¥ 23,715,877	¥ (376,950)